UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2019

Date of reporting period:	April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI-ANNUAL REPORT APRIL 30, 2019

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Indexed Commodity & Income Strategy Fund (Consolidated)

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Table of Contents

Letter to Shareholders	4
Expense Example	6
Allocation of Portfolio Holdings	7
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	13
Supplemental Information	19
Trustees and Officers	20

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from November 1, 2018 to April 30, 2019 (the "Semi-Annual Period").

Market Review:

U.S. equities entered the Semi-Annual Period amid continued concerns over global trade, as weakness in the technology sector led equity markets lower for the first part of November. Subsequent, dovish comments from the Federal Reserve, as it adjusted its language amid slowing global growth and a strengthening dollar, resulted in a positive monthly return for the S&P 500 during November. Volatility returned in Q4 2018, with equity stocks selling off precipitously during the month of December, with continued trade tensions with China leading to concerns of a broader global economic slowdown. A change of tone from the Federal Reserve towards rate flexibility in January 2019 proved a boon to both U.S. and international equities, as emerging markets specifically saw an increased appetite for risk. The topic of tariffs was a key, daily market driver from January on. Through February, UK equities struggled on ever-present Brexit concerns, while Asian equities gained on trade deal progress. Stocks continued to perform well through March and into April, with both the NASDAQ 100 and S&P 500 hitting all-time highs. Strong earnings from communication and financial sector stocks helped drive the domestic market higher through the end of the Semi-Annual Period, while developed and emerging country stocks lagged by comparison on lingering concerns, such as U.S.-China trade tensions and political uncertainties.

The fixed income markets began the Semi-Annual Period with the front-end of the Treasury curve moving into a slight inversion. With Personal Consumption Expenditures still hovering below the Federal Reserve's 2% target, the bond market had brushed off inflation expectations apparent in the narrowing spread between TIPS and standard treasury bonds. To start 2019, the Federal Reserve affirmed a neutral policy stance by removing any reference to gradual rate rises in its policy statement. In referencing patience, the FOMC had taken itself out of the interest-rate equation for the foreseeable future. With the Federal Reserve on the sidelines, U.S. and China trade war rhetoric has been the ultimate catalyst for price action in the bond markets. As investors became fearful of a drawn out trade war between the U.S. and China, bond markets continued to rally, pushing yields further down on the front-end and back-end of the treasury curve.

Fund Performance Review:

The Direxion Indexed Commodity & Income Strategy Fund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index uses a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. During the Semi-Annual Period, the Auspice Broad Commodity Index returned -1.44%, while the Fund's Institutional Class Shares returned -0.79%.

In November, the Direxion Indexed Commodity & Income Strategy Fund was long heating oil, natural gas and sugar. During the month, the Fund sold out of heating oil, with upside performance driven by Natural Gas. But, those gains were offset by a slumping crude oil. The Fund continued to struggle through December, and finished the calendar year long gold, natural Gas and sugar. A continued appreciation in price for the Fund's largest holding, sugar, helped drive positive fund performance from January through mid-February. The Fund added a copper position in late February, which helped mitigate negative returns, as it outperformed the other four commodity components through March. An increase in the price of crude help the Direxion Indexed Commodity & Income Strategy Fund remain flat in April, as precious metals slumped. As the Semi-Annual Period came to a close, the Fund was long copper, crude oil, gold, heating oil, RBOB gasoline, silver and sugar.

DIREXION SEMI-ANNUAL REPORT

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick
Principal Executive Officer
Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit.

An investment in the Fund involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its objective. The Fund is non-diversified and include risks associated with concentration risk which results from the Funds' investments in a particular industry or sector and can increase volatility over time. Diversification does not ensure a profit nor guarantee against loss. The performance of the portfolio is based upon the price movements of a physical commodity, which may be subject to greater volatility. The use of derivatives may subject the Fund to market risks that may cause their prices to fluctuate over time and may result in larger losses or smaller gains than investing in other financial instruments. Leverage by the Fund can accelerate the velocity of potential losses. The Fund uses investment techniques that may be considered aggressive and may entail a significantly higher than normal risk. For a detailed explanation of these risks, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The views in this report were those of the Adviser as of April 30, 2019 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2019

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2018 – April 30, 2019)

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, sales charges (loads), returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

April 30, 2019

	Annualized Expense Ratio	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period*
Direxion Indexed Commodity & Income Strategy Fund (Consolidated) Institutional Class
Based on actual fund return	1.01%	$1,000.00	$992.10	$4.99
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Indexed Commodity & Income Strategy Fund (Consolidated) Investor Class
Based on actual fund return	1.26%	1,000.00	990.50	6.22
Based on hypothetical 5% return	1.26%	1,000.00	1,018.55	6.31

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2018 to April 30, 2019) then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

April 30, 2019

	Cash*	Futures	Total
Direxion Indexed Commodity & Income Strategy Fund (Consolidated)	101%	(1%)	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT

Direxion Indexed Commodity & Income Strategy Fund

Consolidated Schedule of Investments (Unaudited)

April 30, 2019

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	15,767,153
TOTAL NET ASSETS - 100.0%	$15,767,153

Percentages are stated as a percent of net assets.

(a)  $687,956 of cash is pledged as collateral for futures contracts.

Long Futures Contracts

April 30, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	7/29/2019	36	$2,323,200	$5,600	$(14,920)
Gasoline	9/30/2019	24	1,602,594	23,108	20,481
Gold	6/26/2019	37	4,114,240	13,440	(70,203)
NY Harbor Ultra-Low Sulfur Diesel	5/31/2019	28	2,181,795	25,200	4,001
Silver	7/29/2019	33	2,247,600	7,650	(7,762)
Sugar	9/30/2019	150	1,165,450	—	(111,600)
WTI Crude Oil	2/20/2020	32	1,735,160	10,920	8,236
			$15,370,039	$85,918	$(171,767)

All futures contracts held by Direxion CTS Fund. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2019

Direxion Indexed Commodity & Income Strategy Fund
Assets:
Cash and cash equivalents	$14,851,779
Receivable for Fund shares sold	102,477
Deposit at broker for futures contracts	687,956
Receivable for variation margin, net	85,918
Interest receivable	30,079
Prepaid epxenses and other assets	34,223
Total Assets	15,792,432
Liabilities:
Payable for Fund shares redeemed	789
Due to investment adviser, net (Note 4)	2,253
Accrued distribution expenses	547
Accrued expenses and other liabilities	21,690
Total Liabilities	25,279
Net Assets	$15,767,153
Net Assets Consist of:
Capital stock	$14,831,776
Total distributable earnings	935,377
Total Net Assets	$15,767,153
Cost of Investments	$—
Institutional Class:
Net assets	$12,010,784
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	871,160
Net asset value, redemption price and offering price per share	$13.79
Investor Class:
Net assets	$3,756,369
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	276,989
Net asset value, redemption price and offering price per share	$13.56

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended April 30, 2019

Direxion Indexed Commodity & Income Strategy Fund
Investment Income:
Interest income	$190,711
Total investment income	190,711
Expenses:
Investment advisory fees (Note 4)	72,201
Licensing fees	20,674
State registration fees	20,012
Professional fees	12,343
Accounting fees	10,193
Distribution expenses — Investor Class (Note 4)	4,931
Report to shareholders	3,538
Trustees' fees	2,289
Management service fees	2,170
Other	1,384
Administration fees	1,378
Insurance fees	947
Total expenses	152,060
Less: Reimbursement of expenses from Adviser	(61,337)
Net Expenses	90,723
Net investment income	99,988
Realized and unrealized gain (loss) on investments:
Net realized loss on:
Futures contracts	(429,642)
(429,642)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	150,989
150,989
Net realized and unrealized loss on investments	(278,653)
Net decrease in net assets resulting from operations	$(178,665)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Consolidated Statement of Changes in Net Assets

	Direxion Indexed Commodity & Income Strategy Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase (Decrease) in net assets from:
Operations:
Net investment income	$99,988	$78,989
Net realized gain (loss) on investments	(429,642)	1,957,223
Change in net unrealized appreciation (depreciation) on investments	150,989	(1,165,105)
Net increase (decrease) in net assets resulting from operations	(178,665)	871,107
Distributions to shareholders:
Total distributions to shareholders	—	—
Capital share transactions:
Total decrease in net assets from capital share transactions(a)	(3,315,933)	(24,350,457)
Total decrease in net assets	(3,494,598)	(23,479,350)
Net assets:
Beginning of year/period	19,261,751	42,741,101
End of year/period	$15,767,153	$19,261,751

(a)  Summary of capital share transactions is as follows:

	Direxion Indexed Commodity & Income Strategy Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	370,587	$5,118,065	3,033,777	$42,861,414
Investor Class Shares(b)	38,269	520,057	22,138	305,866
Class A Shares(c)	—	—	56,695	765,411
Class C Shares(c)	—	—	933	11,885
Shares redeemed
Institutional Class Shares	(589,450)	(8,124,273)	(4,598,157)	(64,012,533)
Investor Class Shares(b)	(61,108)	(829,782)	(30,023)	(417,031)
Class A Shares(c)	—	—	(248,234)	(3,386,259)
Class C Shares(c)	—	—	(36,983)	(479,210)
Shares converted(d)
Investor Class Shares	—	—	55,526	770,704
Class C Shares	—	—	(58,475)	(770,704)
Shares redesignated(d)
Investor Class Shares	—	—	252,187	3,500,357
Class A Shares	—	—	(252,187)	(3,500,357)
Net decrease	(241,702)	$(3,315,933)	(1,802,803)	$(24,350,457)

(b)  Prior year amount represents the period from June 30, 2018 to October 31, 2018.

(c)  Prior year amount represents the period from November 1, 2017 to June 29, 2018.

(d)  See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Consolidated Financial Highlights

April 30, 2019

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income (Loss) After Expense Reimbursement	Portfolio Turnover Rate[5]
Direxion Indexed Commodity & Income Strategy Fund
Institutional Class Shares
Six Months Ended April 30, 2019 (Unaudited)	$13.90	$0.08	$(0.19)	$(0.11)	$—	$—	$—	$—	$	—[6]	$13.79	(0.79)%	$12,011	1.73%	1.01%	1.23%	0%
Year ended October 31, 2018	$13.44	0.07	0.39	0.46	—	—	—	—		—[6]	$13.90	3.42%	$15,157	1.65%	1.01%	0.49%	0%
Year ended October 31, 2017	$15.66	(0.06)	(1.39)	(1.45)	(0.77)	—	—	(0.77)		—[6]	$13.44	(9.25)%	$35,662	1.05%	1.05%	(0.43)%	0%
Year ended October 31, 2016	$14.81	(0.12)	0.97	0.85	—	—	—	—		—[6]	$15.66	5.74%	$43,477	1.01%	1.01%	(0.77)%	0%
Year ended October 31, 2015	$17.48	(0.16)	(2.51)	(2.67)	—	—	—	—		—[6]	$14.81	(15.27)%	$39,002	1.01%	1.01%	(0.99)%	0%
Year ended October 31, 2014	$19.12	(0.18)	(1.46)	(1.64)	—	—	—	—		—[6]	$17.48	(8.58)%	$46,602	1.01%	1.01%	(0.99)%	0%
Investor Class Shares
Six Months Ended April 30, 2019 (Unaudited)	$13.69	0.07	(0.20)	(0.13)	—	—	—	—		—[6]	$13.56	(0.95)%	$3,756	1.98%	1.26%	0.99%	0%
June 30, 2018[7,8] to October 31, 2018	$13.88	0.03	(0.22)	(0.19)	—	—	—	—		—[6]	$13.69	(1.37)%	$4,105	1.93%	1.26%	0.58%	0%
Class A Shares
November 1, 2017 to June 29, 2018[7]	$13.26	—[6]	0.62	0.62	—	—	—	—		—[6]	$13.88	4.68%	$3,500	1.94%	1.26%	0.01%	0%
Year ended October 31, 2017	$15.42	(0.12)	(1.34)	(1.46)	(0.70)	—	—	(0.70)		—[6]	$13.26	(9.49)%	$5,883	1.31%	1.31%	(0.78)%	0%
Year ended October 31, 2016	$14.63	(0.16)	0.95	0.79	—	—	—	—		—[6]	$15.42	5.40%	$19,799	1.26%	1.26%	(1.01)%	0%
Year ended October 31, 2015	$17.29	(0.20)	(2.46)	(2.66)	—	—	—	—		—[6]	$14.63	(15.38)%	$8,499	1.26%	1.26%	(1.24)%	0%
Year ended October 31, 2014	$18.96	(0.23)	(1.44)	(1.67)	—	—	—	—		—[6]	$17.29	(8.81)%	$11,477	1.26%	1.26%	(1.23)%	0%
Class C Shares
November 1, 2017 to June 29, 2018[8]	$12.65	(0.06)	0.59	0.53	—	—	—	—		—	$13.18	4.19%	$770	2.68%	2.01%	(0.72)%	0%
Year ended October 31, 2017	$14.73	(0.20)	(1.30)	(1.50)	(0.58)	—	—	(0.58)		—	$12.65	(10.21)%	$1,195	2.05%	2.05%	(1.43)%	0%
Year ended October 31, 2016	$14.07	(0.26)	0.92	0.66	—	—	—	—		—	$14.73	4.69%	$1,786	2.01%	2.01%	(1.79)%	0%
Year ended October 31, 2015	$16.76	(0.31)	(2.38)	(2.69)	—	—	—	—		—	$14.07	(16.05)%	$2,137	2.01%	2.01%	(1.99)%	0%
Year ended October 31, 2014	$18.52	(0.36)	(1.40)	(1.76)	—	—	—	—		—	$16.76	(9.50)%	$4,046	2.01%	2.01%	(1.98)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include the effects of any reimbursements or recoupments.

5  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in futures contracts are deemed short-term securities.

6  Amount is less than $0.005.

7  Class A Shares were redesignated as Investor Class Shares on June 30, 2018.

8  Class C Shares were converted to Investor Class Shares on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Consolidated Notes to the Financial Statements (Unaudited)

April 30, 2019

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 15 series, of which one is included in this report: Direxion Indexed Commodity & Income Strategy Fund (the "Fund"). The Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Fund was formerly known as Direxion Indexed Commodity Strategy Fund. On June 30, 2018, the Fund redesignated the Fund's outstanding Class A shares as Investor Class shares and converted all of the Fund's outstanding Class C shares to Investor Class shares. This redesignation and conversion were tax-free events for shareholders. As a result, after this redesignation and conversion, the Fund currently offers Investor and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Fund is considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Fund is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion CTS Fund ("CTS Fund"), to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Fund considers investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be cash equivalents. The Fund is exposed to the credit risk of U.S. Bank through these holdings of cash equivalents. These cash equivalents are presented on the Statement of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2019.

b) Investment Valuation – The Net Asset Value ("NAV") per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern Time ("Valuation Time")), each day the NYSE is open for business. Equity securities and ETFs are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAVs on the valuation date. Futures are valued at the settlement price established on the exchange on which they are traded if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to the Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Short term debt securities with a remaining maturity of 60 days or less at time of purchase and money market securities are valued using the amortized cost method. Other debt securities are valued by using the

DIREXION SEMI-ANNUAL REPORT

mean prices provided by the Fund's pricing service or, if such services are unavailable, by a pricing matrix method. Securities or swap contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Fund's pricing service does not provide a valuation for such securities; c) the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell futures contracts and options on futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund was invested in futures contracts during the six months ended April 30, 2019, as shown in the Schedule of Investments.

d) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Fund was not invested in any type of options during the six months ended April 30, 2019.

e) Basis for Consolidation – The Fund may invest up to 25% of its total assets in the CTS Fund. The CTS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund. The CTS Fund acts as an investment vehicle to facilitate entering into certain investments for the Fund consistent with the Fund's investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2019, the net assets of the Fund were $15,767,153, of which $1,988,509, or approximately 12.61%, represented the Fund's ownership of all issued shares and voting rights of the CTS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

f) Risks of Investing Commodity-Linked Derivatives – The Fund, through its investment in its subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives were held during the six months ended April 30, 2019.

g) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. federal income tax purposes, with the net sales proceeds.

DIREXION SEMI-ANNUAL REPORT

h) Investments in Other Investment Companies – The Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

i) Federal Income Taxes – The Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company. Therefore, no provision for U.S. federal income taxes has been made. The Fund may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, and dividends received from money market funds, recognized on an accrual basis. Expenses are charged to the Fund daily. Expenses are computed based on the Fund's respective average daily net assets. For an additional discussion on expenses, refer to Note 4. Income and expenses are allocated to each class of shares based upon relative net assets.

k) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP.

The Fund made no distributions to shareholders during the six months ended April 30, 2019 or the year ended October 31, 2018.

As of October 31, 2018, the components of distributable earnings of the Fund on a tax basis were as follows:

Net unrealized appreciation	$435,572
Undistributed ordinary income	678,470
Undistributed long-term capital gain	—
Total distributable earnings	678,470
Other accumulated gain/(loss)	—
Total accumulated earnings	$1,114,042

The difference between book cost of investments and tax cost of investments is attributable primarily to the investment in the subsidiary.

The cost basis for investments for federal income tax purposes as of April 30, 2019 was as follows:

Tax cost of investments	$—
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$—

In order to meet certain U.S. excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, October 31, 2018. For the year ended October 31, 2018, the Fund did not defer any qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of October 31, 2018, the Fund had no unlimited short-term or long-term capital loss carryforwards.

DIREXION SEMI-ANNUAL REPORT

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2019, open U.S. Federal and state income tax years include the tax years ended October 31, 2016 through October 31, 2018. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon the occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended April 30, 2019, there were no purchases and sales of investments (excluding short-term investments and futures contracts).

The Fund had no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2019.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at the annual rates of 0.85%.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class of the Fund based on an annual rate of 1.26% for Investor Class Shares and 1.01% for Institutional Class Shares applied to the Fund's average daily net assets.

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

		Potential Recoupment Amounts Expiring:		Total Potential
Expenses Recouped	Expenses Reimbursed	October 31, 2021	April 30, 2022	Recoupment Amount
$—	$61,337	$134,763	$61,337	$196,100

DIREXION SEMI-ANNUAL REPORT

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2019 is presented on the Statement of Assets and Liabilities as Due to investment adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class of the Fund currently charges a 12b-1 fee of 0.25% of the respective class average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Institutional Class shares of the Fund does not charge a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the credit risk associated with investing in those financial instruments.

The follow is a summary of the inputs used to value the Fund's investments as of April 30, 2019:

Asset Class	Level 1	Level 2	Level 3	Total
Cash equivalents	$13,640,593	$—	$—	$13,640,593
Futures Contracts*	32,718	—	—	32,718
Liability Class
Futures Contracts*	$(204,485)	$—	$—	$(204,485)

For further detail on each asset class, see the Schedule of Investments.

*  Futures contracts are valued at the unrealized appreciation/(depreciation).

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Fund during the six months ended April 30, 2019. It is the Fund's policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Fund follows authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2019, the Fund was invested in futures contracts.

At April 30, 2019, the fair value of derivatives instruments, by primary risk, were as follows:

Asset Derivatives
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Futures contracts*	$32,718	$—	$—	$—	$—	$32,718
Liability Derivatives
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Futures contracts*	$204,485	$—	$—	$—	$—	$204,485

*  Cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments during the six months ended April 30, 2019, by primary risk, were as follows:

	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Net realized gain (loss)[1]
Futures contracts	$(429,642)	$—	$—	$—	$—	$(429,642)
Change in net unrealized appreciation (depreciation)[2]
Futures contracts	150,989	—	—	—	—	150,989

1  Statements of Operations location: Net realized gain (loss) on futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures contracts.

For the six months ended April 30, 2019, the average volume of derivatives held by the Fund was $10,674,292. This amount represents the quarterly average gross notional amount of long futures contracts held by the Fund. The Fund uses future contracts to meet its investment objective of seeking results that track the performance of the Auspice Broad Commodity Index.

7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Fund intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 51	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	135	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	135	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	135
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	135	None.
Jacob C. Gaffey Age: 71	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	135	None.
Henry W. Mulholland Age: 56	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	135	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 50	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 43	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 93 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

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SEMI-ANNUAL REPORT APRIL 30, 2019

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to April 30, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 5, 2019

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	July 5, 2019

* Print the name and title of each signing officer under his or her signature.